Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 361	€ 307
Netherlands [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 297	€ 259
Probability weighting	2000.00%	2000.00%
Netherlands [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	360.00%	510.00%
2023	250.00%	290.00%
2024	300.00%	270.00%
Netherlands [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	370.00%	320.00%
2023	370.00%	290.00%
2024	350.00%	290.00%
Netherlands [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1760.00%	2330.00%
2023	1570.00%	1090.00%
2024	410.00%	90.00%
Netherlands [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 337	€ 289
Probability weighting	6000.00%	6000.00%
Netherlands [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	280.00%	340.00%
2023	130.00%	200.00%
2024	180.00%	170.00%
Netherlands [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	410.00%	370.00%
2023	450.00%	410.00%
2024	470.00%	430.00%
Netherlands [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1480.00%	1310.00%
2023	270.00%	280.00%
2024	190.00%	80.00%
Netherlands [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 494	€ 411
Probability weighting	2000.00%	2000.00%
Netherlands [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	30.00%	(150.00%)
2023	(140.00%)	120.00%
2024	80.00%	70.00%
Netherlands [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	580.00%	560.00%
2023	690.00%	680.00%
2024	800.00%	780.00%
Netherlands [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1110.00%	30.00%
2023	(1340.00%)	(770.00%)
2024	(90.00%)	60.00%
Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 787	€ 483
Germany [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 642	€ 457
Probability weighting	2000.00%	2000.00%
Germany [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	280.00%	620.00%
2023	360.00%	310.00%
2024	230.00%	160.00%
Germany [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	270.00%	290.00%
2023	260.00%	220.00%
2024	220.00%	190.00%
Germany [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1170.00%	1290.00%
2023	630.00%	790.00%
2024	480.00%	530.00%
Germany [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 772	€ 475
Probability weighting	6000.00%	6000.00%
Germany [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	180.00%	400.00%
2023	210.00%	230.00%
2024	180.00%	140.00%
Germany [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	310.00%	340.00%
2023	320.00%	310.00%
2024	330.00%	310.00%
Germany [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1080.00%	1040.00%
2023	330.00%	460.00%
2024	140.00%	190.00%
Germany [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 977	€ 535
Probability weighting	2000.00%	2000.00%
Germany [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	(30.00%)	(60.00%)
2023	(120.00%)	90.00%
2024	60.00%	80.00%
Germany [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	460.00%	500.00%
2023	530.00%	540.00%
2024	580.00%	570.00%
Germany [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	900.00%	530.00%
2023	(210.00%)	40.00%
2024	(230.00%)	(210.00%)
Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 608	€ 393
Belgium [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 546	€ 364
Probability weighting	2000.00%	2000.00%
Belgium [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	310.00%	460.00%
2023	300.00%	250.00%
2024	220.00%	200.00%
Belgium [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	520.00%	560.00%
2023	510.00%	560.00%
2024	520.00%	590.00%
Belgium [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	480.00%	390.00%
2023	300.00%	270.00%
2024	250.00%	290.00%
Belgium [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 596	€ 383
Probability weighting	6000.00%	6000.00%
Belgium [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	240.00%	310.00%
2023	180.00%	200.00%
2024	180.00%	180.00%
Belgium [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	570.00%	610.00%
2023	570.00%	630.00%
2024	580.00%	630.00%
Belgium [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	440.00%	300.00%
2023	230.00%	230.00%
2024	200.00%	230.00%
Belgium [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 705	€ 451
Probability weighting	2000.00%	2000.00%
Belgium [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	80.00%	(40.00%)
2023	(30.00%)	140.00%
2024	130.00%	140.00%
Belgium [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	690.00%	760.00%
2023	770.00%	860.00%
2024	820.00%	900.00%
Belgium [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	320.00%	40.00%
2023	30.00%	100.00%
2024	70.00%	100.00%
USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 156	€ 75
USA [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 68	€ 28
Probability weighting	2000.00%	2000.00%
USA [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	390.00%	670.00%
2023	250.00%	240.00%
2024	240.00%	310.00%
USA [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	360.00%	350.00%
2023	330.00%	250.00%
2024	280.00%	240.00%
USA [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	1010.00%	1040.00%
2023	440.00%	810.00%
2024	810.00%	870.00%
USA [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 124	€ 55
Probability weighting	6000.00%	6000.00%
USA [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	240.00%	400.00%
2023	150.00%	250.00%
2024	170.00%	210.00%
USA [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	390.00%	400.00%
2023	420.00%	370.00%
2024	420.00%	370.00%
USA [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	980.00%	910.00%
2023	120.00%	300.00%
2024	230.00%	330.00%
USA [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 342	€ 183
Probability weighting	2000.00%	2000.00%
USA [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	20.00%	(70.00%)
2023	(160.00%)	110.00%
2024	10.00%	30.00%
USA [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	600.00%	650.00%
2023	720.00%	740.00%
2024	830.00%	800.00%
USA [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2022	870.00%	530.00%
2023	(430.00%)	(320.00%)
2024	(410.00%)	(300.00%)